OTHER COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases
 Assets pledged

(in thousands of $)	September 30, 2019	December 31, 2018
Book value of vessels secured against long-term loans and capital lease (1)	1,479,924	1,517,297

 (1) Includes Net investment in leased vessel relating to the Golar Freeze of $114.7 million.